Fair Value Measurements - Summary of the key inputs into the PWERM model (Detail)	Sep. 30, 2025 USD ($) yr	Sep. 08, 2025 USD ($) yr
Market price of public shares [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | $	12.86	10.2
Term (years) [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | yr	0.47	0.53
Risk-free rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	3.85	3.83
Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	10.06	8.71
Market Pricing Adjustment [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	95	95